New Standards and Interpretations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
New standards and interpretations
5.	New standards and interpretations
5.1. New International Financial Reporting Standards not yet adopted

Standard	Descrição	Effective on

Definition of a Business – Amendments to IFRS 3	This amended IFRS 3 to narrow and clarify the definition of a business, and to permit a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business.	January 1, 2020, prospective application.

Interest Rate Benchmark Reform – Amendments to IFRS 9, IFRS 7 and IAS 39	Amendments to IFRS 9-
Financial Instruments
, IFRS 7-
Financial Instruments: Disclosures, and
IAS 39-
Financial instruments: recognition and measurement
	, in order to include temporary exceptions to current hedge accounting requirements, to offset the effects of uncertainties caused by the interest rate benchmark reform, relating to the transition to the Interbank Offered Rate (IBOR) recommended by the Financial Stability Board (FSB).	January 1, 2020, retrospective application.

Definition of Material – Amendments to IAS 1 and IAS 8	Amendments to IAS 1 - Presentation of Financial Statements and IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, updating the definition of “material” in order to establish that information is material if its omission, distortion or obscurity can reasonably influence the decision making of the primary users of the financial statements.	January 1, 2020, prospective application.

IFRS 17 – Insurance Contracts	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which stablishes the requirements to be applied in the recognition and disclosure of insurance and reinsurance contracts.	January 1, 2021, prospective application.
As for the amendments listed above, the Company estimates no impact arising from the initial application on its consolidated financial statements. In relation to IFRS 17 - Insurance Contracts, the Company is evaluating the applicability on the financial statements.